Investment in joint venture	12 Months Ended
Dec. 31, 2014
Investment in joint ventures [Abstract]
Investment in joint ventures

8. Investment in joint ventures

As of December 31, 2013 and 2014, investment in joint ventures consisted of the following:

Joint ventures	Initial Cost	Ownership	December 31, 2013	December 31, 2014
	US$		US$	US$
Shaanxi Zhongmao	6,064,557	51%	5,945,471	4,225,629
Huayi Xincheng	-	40%	-	-
Total	6,064,557		5,945,471	4,225,629

On October 21, 2013, the Group acquired a 51% equity interest in Shaanxi Zhongmao. The Group and the other remaining shareholder exercises joint control over Shaanxi Zhongmao. The purpose of the joint venture is to undertake residential property development projects in Xi'an, Shaanxi Province. As at December 31, 2014, the joint venture had a project, Xi'an Metropolitan. Pursuant to the Shaanxi Zhongmao joint venture agreement, the Group will acquire the remaining 49% equity interest of Shaanxi Zhongmao if the joint venture is successful in securing land use rights. As of December 31, 2014, the joint venture has not been successful in securing a portion of the agreed upon land use rights.

On March 19, 2014, the Group together with four other independent shareholders established a joint venture Huayi Xincheng (Beijing) Intelligent City Construction Co., Ltd. (“Huayi Xincheng”), in which the Group holds a 40% equity interest. The purpose of the joint venture is to undertake residential property development projects in Beijing. As at December 31, 2014, the joint venture has no active residential projects.

For the year ended December 31, 2014, the investees recognized loss of US$3,317,444 (2013: US$229,781). The Group's share of the loss of the equity investees was US$1,691,897 (2013: US$117,188).

As of December 31, 2014, the Group's investment in the investees in the aggregate exceeded its proportionate share of the net assets of the equity method investee by US$4,226,414(2013: US$4,241,734). This difference represents equity method goodwill and therefore, is not amortized.